Principal Estimated Useful Lives Used for Computing Depreciation (Detail)	12 Months Ended
Mar. 31, 2013
Buildings | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	2 years
Buildings | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	50 years
Machinery and equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	2 years
Machinery and equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	20 years